Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2025
Registrant Name	dei_EntityRegistrantName	MFS® MUNICIPAL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000751656
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 29, 2025
Prospectus Summary | MFS Alabama Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFALX
Prospectus Summary | MFS Alabama Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBABX
Prospectus Summary | MFS Alabama Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLALX
Prospectus Summary | MFS Alabama Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPOLX
Prospectus Summary | MFS Arkansas Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFARX
Prospectus Summary | MFS Arkansas Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBARX
Prospectus Summary | MFS Arkansas Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARLX
Prospectus Summary | MFS Arkansas Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRAX
Prospectus Summary | MFS California Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFTX
Prospectus Summary | MFS California Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCAX
Prospectus Summary | MFS California Municipal Bond Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCAX
Prospectus Summary | MFS California Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAVX
Prospectus Summary | MFS California Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPOAX
Prospectus Summary | MFS Georgia Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMGAX
Prospectus Summary | MFS Georgia Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBGAX
Prospectus Summary | MFS Georgia Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGATX
Prospectus Summary | MFS Georgia Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPGOX
Prospectus Summary | MFS Maryland Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSMX
Prospectus Summary | MFS Maryland Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMDX
Prospectus Summary | MFS Maryland Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMDIX
Prospectus Summary | MFS Maryland Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMDX
Prospectus Summary | MFS Massachusetts Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSSX
Prospectus Summary | MFS Massachusetts Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMAX
Prospectus Summary | MFS Massachusetts Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTALX
Prospectus Summary | MFS Massachusetts Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMAX
Prospectus Summary | MFS Mississippi Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISSX
Prospectus Summary | MFS Mississippi Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMSX
Prospectus Summary | MFS Mississippi Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSTX
Prospectus Summary | MFS Mississippi Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMSX
Prospectus Summary | MFS Municipal Income Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIAX
Prospectus Summary | MFS Municipal Income Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIBX
Prospectus Summary | MFS Municipal Income Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMICX
Prospectus Summary | MFS Municipal Income Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMIX
Prospectus Summary | MFS Municipal Income Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMNX
Prospectus Summary | MFS Municipal Income Fund | Class A1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIDX
Prospectus Summary | MFS Municipal Income Fund | Class B1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIGX
Prospectus Summary | MFS Municipal Intermediate Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIUAX
Prospectus Summary | MFS Municipal Intermediate Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIUCX
Prospectus Summary | MFS Municipal Intermediate Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIUIX
Prospectus Summary | MFS Municipal Intermediate Fund | R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIURX
Prospectus Summary | MFS New York Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNYX
Prospectus Summary | MFS New York Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNYX
Prospectus Summary | MFS New York Municipal Bond Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNYX
Prospectus Summary | MFS New York Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNYLX
Prospectus Summary | MFS New York Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNYX
Prospectus Summary | MFS North Carolina Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNCX
Prospectus Summary | MFS North Carolina Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNCX
Prospectus Summary | MFS North Carolina Municipal Bond Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNCX
Prospectus Summary | MFS North Carolina Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNCLX
Prospectus Summary | MFS North Carolina Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNCX
Prospectus Summary | MFS Pennsylvania Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPAX
Prospectus Summary | MFS Pennsylvania Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPAX
Prospectus Summary | MFS Pennsylvania Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPALX
Prospectus Summary | MFS Pennsylvania Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPPAX
Prospectus Summary | MFS South Carolina Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSCX
Prospectus Summary | MFS South Carolina Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBSCX
Prospectus Summary | MFS South Carolina Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSCX
Prospectus Summary | MFS South Carolina Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPOCX
Prospectus Summary | MFS Virginia Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVAX
Prospectus Summary | MFS Virginia Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBVAX
Prospectus Summary | MFS Virginia Municipal Bond Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVACX
Prospectus Summary | MFS Virginia Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIVAX
Prospectus Summary | MFS Virginia Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPVOX
Prospectus Summary | MFS West Virginia Municipal Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWVX
Prospectus Summary | MFS West Virginia Municipal Bond Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBWVX
Prospectus Summary | MFS West Virginia Municipal Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWVIX
Prospectus Summary | MFS West Virginia Municipal Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPWVX